Intangible Assets	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS

12. INTANGIBLE ASSETS

Intangible assets consist of upfront licensing fees paid to online game licensors, software and copyrights, and intangible assets arising from business combinations. Gross carrying amounts, accumulated amortization and net book value of the Group's intangible assets as of December 31, 2010 and 2011 are as follows:

	December 31, 2010	December 31, 2011
	RMB	RMB
Gross carrying amounts:
Upfront licensing fee paid	503,308	473,471
Software, copyrights and others	117,510	145,184
Intangible assets arising from business combinations
- Software technologies	802,809	806,407
- Non-compete arrangements	34,848	34,848
- Trademarks	294,270	308,492
- In-progress research and development with definite life	26,942	26,942
- Customer databases	6,370	14,271

	1,786,057	1,809,615

Less: accumulated amortization
Upfront licensing fees paid	(294,459)	(397,888)
Software, copyrights and others	(105,677)	(114,183)
Intangible assets arising from business combinations
- Software technologies	(153,689)	(284,165)
- Non-compete arrangements	(8,040)	(16,780)
- Trademarks	(23,315)	(40,984)
- In-progress research and development with definite life	(5,062)	(9,041)
- Customer databases	(1,274)	(4,304)

	(591,516)	(867,345)

Add: Gross carrying amount of intangible assets with indefinite life
- In-progress research and development with indefinite life	95,218	95,218

Less: Impairment for upfront licensing fees paid and intangible assets arising from business combinations	(20,095)	(42,740)

Net book value	1,269,664	994,748

Amortization expense for the years ended December 31, 2009, 2010 and 2011 amounted to approximately RMB151,852, RMB246,579 and RMB278,375, respectively.

The estimated aggregate amortization expense for each of the five succeeding fiscal years is as follows:

Amortization
RMB
2012	208,262
2013	176,507
2014	162,181
2015	147,739
2016	107,110

Total	801,799